OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 26,990	$ 25,312
Accumulated amortization	24,748	22,282
Amortized cost	2,242	3,030
Patents [Member]
Cost	639	639
Accumulated amortization	639	639
Developed technology [Member]
Cost	4,890	4,890
Accumulated amortization	4,890	4,708
Customer related intangible [Member]
Cost	16,947	15,321
Accumulated amortization	15,514	13,745
Brand name [Member]
Cost	4,514	4,462
Accumulated amortization	$ 3,705	$ 3,190